April 4, 2013

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for the shares of beneficial interest in the American Beacon Zebra Global Equity Fund and American Beacon Zebra Small Cap Equity Fund (the “Funds”), each a series of American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on March 15, 2013 (Accession Number: 0000809593-13-000046), which is incorporated herein by reference.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber

Attachments

cc:	Rosemary Behan
John Okray
American Beacon Advisors, Inc.